OTHER OPERATING INCOME (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Amount received from Provider Relief Fund		$ 225,000
Provision of canteen services to third parties		$ 17,000
Paycheck Protection Program Loan [Member]
Statement Line Items [Line Items]
Forgiveness amount	$ 4,668,000